Restatement of Prior Period Financial Statements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended			3 Months Ended							12 Months Ended
	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011	Jan. 26, 2013 Correction	Oct. 27, 2012 Correction	Jul. 28, 2012 Correction	Apr. 28, 2012 Correction	Jan. 28, 2012 Correction	Oct. 29, 2011 Correction	Jul. 30, 2011 Correction	Apr. 28, 2012 Correction	Apr. 30, 2011 Correction	May 01, 2010 Correction	May 01, 2010 Correction Deferred Tax Liability	Apr. 28, 2012 Correction Accounts Payable and Accrued Liabilities	Apr. 30, 2011 Correction Accounts Payable and Accrued Liabilities	Jan. 26, 2013 Other Adjustments	Oct. 27, 2012 Other Adjustments	Jul. 28, 2012 Other Adjustments	Apr. 28, 2012 Other Adjustments	Jan. 28, 2012 Other Adjustments	Oct. 29, 2011 Other Adjustments	Jul. 30, 2011 Other Adjustments	Apr. 30, 2011 Other Adjustments
Cost of sales and occupancy	$ 1,670,433	$ 1,402,243	$ 1,037,702	$ 979,083	$ 1,784,881	$ 1,419,546	$ 1,028,173	$ 5,156,499	$ 5,211,683	$ 5,197,252	$ (3,951)	$ (1,791)	$ (1,917)	$ (1,849)	$ (1,427)	$ (751)	$ (2,673)	$ (6,700)	$ (8,460)
Cost of sales and occupancy, net of tax																		(4,027)	(5,084)
Accounts payable	1,256,754	1,348,489	1,288,887	863,223	1,394,201	1,369,057	1,183,535	805,194	863,223	859,510	(103,859)	(99,908)	(98,117)	(96,200)	(94,351)	(92,924)	(92,173)	(96,200)	(89,500)
Income taxes payable														18,598				18,598	14,939
Retained earnings	529,844	541,016	542,102	586,188	647,085	598,475	607,966	410,349	586,188	662,966	109,217	106,842	105,766	104,614	103,503	102,645	102,193	104,614	100,587	95,503	26,026	78,588	74,561
Deferred income tax liability	247,449	266,853	242,384	242,748	249,410	249,842	253,690	231,215	242,748	254,106	(26,026)	(26,026)	(26,026)	(26,026)	(26,026)	(26,026)	(26,026)	(26,026)	(26,026)	(26,026)
Receivable, net	396,169	233,502	153,500	169,947	396,854	240,600	156,543	149,369	169,947	150,294	8,710	8,957	9,203	9,450				9,450
Accrued liabilities	627,982	535,961	540,105	612,119	608,203	503,864	471,744	569,240	612,119	541,586	21,654	20,078	19,363	18,598	16,874	16,305	16,006	18,598	14,939					43,300	44,908	46,275	47,026	48,826	50,691	52,071	52,072
Other long-term liabilities	$ 354,449	$ 328,029	$ 359,357	$ 366,503	$ 359,465	$ 368,232	$ 382,263	$ 419,946	$ 366,503	$ 396,575	$ 7,724	$ 7,971	$ 8,217	$ 8,464				$ 8,464						$ (43,300)	$ (44,908)	$ (46,275)	$ (47,026)	$ (48,826)	$ (50,691)	$ (52,071)	$ (52,072)